NATURE OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2022
NATURE OF BUSINESS AND ORGANIZATION
NATURE OF BUSINESS AND ORGANIZATION

NOTE 1 – NATURE OF BUSINESS AND ORGANIZATION

Onfolio Holdings, Inc. (“Company”) was incorporated on July 20, 2020 under the laws of Delaware to acquire and develop high-growth and profitable internet businesses. The Company primarily earns revenue through website management, digital services, advertising and content placement on its websites, and product sales on certain sites. The Company owns multiple websites and manages websites on behalf of certain unconsolidated entities in which it holds equity interests.

On July 22, 2020, the Company issued 2,000,000 shares to Dominic Wells, the Company’s CEO in exchange for 100% of the membership interest of Onfolio LLC. At the time of the transaction, Dominic Wells was the sole owner of both Onfolio LLC and the Company and as such the transaction was considered a combination of entities under common control under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805. Onfolio LLC owned and operated several domain names that were recognized on the Company’s balance sheet at carryover basis in accordance with ASC 805. The results of operations and cash flows of Onfolio LLC are included in the Company’s consolidated financial statements since the incorporation date of Onfolio LLC in 2019. Onfolio LLC is a Delaware LLC and was formed on May 14, 2019 by the sole member Dominic Wells.

On December 2, 2020, the Company created a wholly-owned subsidiary, Vital Reaction, LLC in the state of Delaware. On April 7, 2021 and September 6, 2021, the Company created wholly-owned subsidiaries, Mighty Deals LLC and Onfolio Crafts LLC, respectively, in the state of Delaware. On November 15, 2021, the Company created a wholly-owned subsidiary, Onfolio Assets, LLC in the state of Delaware.